Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Apr. 30, 2020
FDIC excess cash balance		$ 8,922,800	$ 6,729,300
Advertising expense		$ 399,700	$ 218,700
Common stock available for grant		5,243	147,414
Cash		$ 0		$ 600
Payroll Protection Program [Member]
Repayment of loan	$ 32,700
Cash					$ 433,800	$ 563,800